Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Certain conditions may exist as of the date our consolidated financial statements are issued that could result in a loss to us, but which will only be resolved when one or more future events occur or fail to occur. Our management assesses such contingent liabilities, which inherently involves significant judgment. In assessing loss contingencies related to legal proceedings that are pending against us or for unasserted claims that may result in proceedings, our management, with input from legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

Environmental expenditures are charged to operating expense or capitalized based on the nature of the expenditures. Environmental expenditures that meet the capitalization criteria for property, plant and equipment, as well as costs that mitigate or prevent environmental contamination that has yet to occur, are capitalized. We expense expenditures that relate to an existing condition caused by past operations. We initially record environmental liabilities assumed in a business combination at fair value; otherwise, we record environmental liabilities on an undiscounted basis. We recognize liabilities for other commitments and contingencies when, after analyzing the available information, we determine it is probable that an asset has been impaired, or that a liability has been incurred and the amount of impairment or loss can be reasonably estimated. When we can estimate a range of probable loss, we accrue the most likely amount within that range, or if no amount is more likely than another, we accrue the minimum of the range of probable loss. We expense legal costs associated with loss contingencies as incurred.

We record environmental liabilities independently of any potential claim for recovery. Accruals related to environmental matters are generally determined based on site-specific plans for remediation, taking into account currently available facts, existing technologies and presently enacted laws and regulations. Accruals for environmental matters reflect our prior remediation experience and include an estimate for costs such as fees paid to contractors, outside engineering and consulting firms. Accruals for estimated losses from environmental remediation obligations generally are recognized no later than completion of the remediation feasibility study. Such accruals are adjusted as further information develops or circumstances change.

We maintain specific insurance coverage, which may cover all or portions of certain environmental expenditures less a deductible. We recognize receivables in cases where we consider the realization of reimbursements of remediation costs as probable. We would sustain losses to the extent of amounts we have recognized as environmental receivables if the counterparties to those transactions were unable to perform their obligations to us.

The determination of the accrual amounts recorded for environmental liabilities includes significant judgments and assumptions made by management. The use of alternate judgments and assumptions could result in the recognition of different levels of environmental remediation costs.

Butane Blending Patent Infringement Proceeding

On October 4, 2017, Sunoco Partners Marketing & Terminals L.P. (“Sunoco”) brought an action for patent infringement in the U.S. District Court for the District of Delaware alleging Magellan Midstream Partners, L.P. (“Magellan”) and Powder Springs Logistics, LLC (“Powder Springs”) have infringed patents relating to butane blending at the Powder Springs facility located in Powder Springs, Georgia. Sunoco has since submitted pleadings alleging that Magellan has also infringed various patents relating to butane blending at nine Magellan facilities, in addition to Powder Springs. Sunoco is seeking monetary damages, attorneys’ fees and a permanent injunction enjoining Magellan and Powder Springs from infringing the subject patents. We deny and are vigorously defending against all claims asserted by Sunoco. Although it is not possible to predict the ultimate outcome, we believe the ultimate resolution of this matter will not have a material adverse impact on our results of operations, financial position or cash flows.

Environmental Liabilities

Liabilities recognized for estimated environmental costs were $20.5 million and $14.9 million at December 31, 2018 and December 31, 2019, respectively. We have classified environmental liabilities as other current or noncurrent based on management’s estimates regarding the timing of actual payments. Environmental expenses recognized as a result of changes in our environmental liabilities are included in operating expenses on our consolidated statements of income. Environmental expenses were $9.0 million, $15.0 million and $4.4 million for the years ended December 31, 2017, 2018 and 2019, respectively.

Environmental Receivables

Receivables from insurance carriers and other third parties related to environmental matters at December 31, 2018 were $4.1 million, of which $2.4 million and $1.7 million were recorded to other accounts receivable and long-term receivables, respectively, on our consolidated balance sheets. Receivables from insurance carriers related to environmental matters at December 31, 2019 were $2.9 million, of which $1.8 million and $1.1 million were recorded to other accounts receivable and long-term receivables, respectively, on our consolidated balance sheets. Amounts received from insurance carriers and other third parties related to environmental matters during 2017, 2018 and 2019 were $0.7 million, $3.1 million and $1.4 million, respectively.

Other

We have entered into an agreement to guarantee our 50% pro rata share, up to $25.0 million, of obligations under Powder Springs’ credit facility. As of December 31, 2019, our consolidated balance sheets reflected a $0.4 million other current liability and a corresponding increase in our investment in non-controlled entities on our consolidated balance sheets to reflect the fair value of this guarantee.

We and the non-controlled entities in which we own an interest are a party to various other claims, legal actions and complaints, including without limitation those disclosed in Item 3. Legal Proceedings of Part I of our annual report on Form 10-K. While the results cannot be predicted with certainty, management believes the ultimate resolution of these claims, legal actions and complaints after consideration of amounts accrued, insurance coverage or other indemnification arrangements will not have a material adverse effect on our results of operations, financial position or cash flows.